Gains or Losses Recognized in Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Policy fees	$ 1,286,614	$ 1,172,357	$ 932,737
Change in fair value of annuity embedded derivatives	(4,955,984)	(1,598,061)	(1,140,185)
Change in fair value of assets and liabilities	(2,900,618)	(108,682)	(819,276)
Derivatives Not Designated As Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	1,858,978	910,444	(159,487)
Derivatives Not Designated As Cash Flow Hedges | MVLO
Derivatives, Fair Value [Line Items]
Policy fees	194,229	568,744	518,420
Policyholder benefits	2,159	10,191	(38,024)
Change in fair value of annuity embedded derivatives	(3,344,049)	(2,677,038)	(1,165,614)
Derivatives Not Designated As Cash Flow Hedges | Over the Counter
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	862,097	(479,713)	(198,790)
Derivatives Not Designated As Cash Flow Hedges | Exchange Traded Options
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	66,855	(11,538)	(119,830)
Derivatives Not Designated As Cash Flow Hedges | Future
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(267,628)	1,693,399	(14,930)
Derivatives Not Designated As Cash Flow Hedges | Stock Appreciation Rights (SARs)
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	69	1,823	1,292
Derivatives Not Designated As Cash Flow Hedges | Embedded Derivative
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(150)	(119)	(33)
Derivatives Not Designated As Cash Flow Hedges | Other Embedded Derivative Financial Instruments
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(230)	(623)	(2,151)
Derivatives Not Designated As Cash Flow Hedges | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	1,085,355	(684,511)	39,610
Derivatives Not Designated As Cash Flow Hedges | Total Return Swap
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	113,236	391,726	152,174
Derivatives Not Designated As Cash Flow Hedges | Currency Swap
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities			(16,829)
Derivatives Not Designated As Cash Flow Hedges | Credit Default Swaps [Member]
Derivatives, Fair Value [Line Items]
Change in fair value of assets and liabilities	(626)
Derivatives Not Designated As Cash Flow Hedges | Guaranteed Minimum Withdrawal Benefit
Derivatives, Fair Value [Line Items]
Change in fair value of annuity embedded derivatives	(1,445,524)	912,073	59,087
Derivatives Not Designated As Cash Flow Hedges | Guaranteed Minimum Accumulation Benefit
Derivatives, Fair Value [Line Items]
Change in fair value of annuity embedded derivatives	$ (166,411)	$ 166,904	$ (33,658)